VY American Century Small-Mid Cap Value Portfolio Investment Strategy - VY American Century Small-Mid Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. For this Portfolio, the sub-adviser (the “Sub-Adviser”) defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600® Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The market capitalization of companies within the Indices will change with market conditions. As of December 31, 2025, the market capitalization of companies within the S&P SmallCap 600® Index ranged from $500.7 million to $9.2 billion, the market capitalization of companies within the Russell 2000® Index ranged from $5.0 million to $31.3 billion, and the market capitalization of companies within the Russell 3000® Index ranged from $5.0 million to $4.5 trillion. The Portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase. The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and its stock price has risen to, or is higher than, a level the Sub-Adviser believes more accurately reflects the company's fair value. The Sub-Adviser uses a multi-capitalization approach under which one of its teams of portfolio managers focuses on investments in the securities of small-capitalization companies and the second focuses on selecting investments in securities of mid-capitalization companies for the Portfolio. Equity securities include common stocks, preferred stocks, and equity-equivalent securities, such as debt instruments and preferred stocks convertible into common stocks, and stock or stock index futures contracts. The Portfolio may invest a portion of its assets in derivative instruments, including futures contracts, for cash management purposes. The Portfolio may also invest a portion of its assets in foreign (non-U.S.) securities, debt obligations of governments and their agencies, and other similar securities. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Sub-Adviser uses a variety of analytical research tools and techniques to help make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the Sub-Adviser may also consider environmental, social, and/or governance (“ESG”) factors. However, the Sub-Adviser may not consider ESG factors with respect to every investment decision and, even when such factors are considered, it may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the Portfolio. The Sub-Adviser may sell stocks from the Portfolio's investment portfolio if it believes: a stock no longer meets its valuation criteria; a stock's risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock's prospects. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.